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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2008

              Check here if Amendment [ ]; Amendment Number: ______
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                     Name:    Fidelity National Financial, Inc.
                     Address: 601 Riverside Avenue
                              Jacksonville, FL 32204

                       Form 13F File Number: 28-11785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

           Name:  Anthony J. Park
           Title: Chief Financial Officer
                  (Principal Financial and Accounting Officer)
           Phone: (904) 854-8100

                     SIGNATURE, PLACE, AND DATE OF SIGNING:

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


(s) Anthony J. Park                     Jacksonville, Florida  August 12, 2008
--------------------------------------      [City, State]          [Date]
[Signature]
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                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

                            FORM 13F FILE NUMBER NAME

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

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
Number of Other Included Managers:            None
Form 13F Information Table Entry Total:         21
Form 13F Information Table Value Total:   $ 38,102
                                        (thousands)
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LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None.
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                                 FORM 13F REPORT

          NAME OF REPORTING MANAGER: FIDELITY NATIONAL FINANCIAL, INC.

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
NAME OF ISSUER                                                 VALUE       SHARES/  SH/ PUT/ INVSTMT   OTHER    VOTING AUTHORITY
                                   TITLE OF CLASS   CUSIP     (X1000)      PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE SHARED NONE
MARINER ENERGY, INC.                   COMMON     56845T-30-5   5,546    150,000    SH       DEFINED             x
NYSE EURONEXT                          COMMON     629491-10-1   3,749     74,000    SH       DEFINED             x
ING GROEP N.V.                         COMMON     456837-10-3   3,164    100,300    SH       DEFINED             x
OCEANFREIGHT INCORPORATED              COMMON     Y64202-10-7   2,873    124,000    SH       DEFINED             x
IMPERIAL OIL LIMITED                   COMMON     453038-40-8   2,484     45,100    SH       DEFINED             x
NTN BUZZTIME INC.                      COMMON     629410-30-9   2,259  6,644,611    SH       DEFINED             x
TELECOM CORP. OF NEW ZEALAND LTD.      COMMON     879278-20-8   2,248    166,400    SH       DEFINED             x
TESORO CORPORATION                     COMMON     881609-10-1   2,244    113,500    SH       DEFINED             x
CANADIAN NATIONAL RAILWAY COMPANY      COMMON     136375-10-2   2,164     45,000    SH       DEFINED             x
BHP BILLITON LTD.                      COMMON     088606-10-8   2,130     25,000    SH       DEFINED             x
NEXEN, INC.                            COMMON     65334H-10-2   1,988     50,000    SH       DEFINED             x
GULFMARK OFFSHORE, INC.                COMMON     402629-10-9   1,710     29,400    SH       DEFINED             x
SEASPAN CORP.                          COMMON     Y75638-10-9   1,638     68,200    SH       DEFINED             x
NISSAN MOTOR LTD                       COMMON     654744-40-8   1,538     93,493    SH       DEFINED             x
SARA LEE CORP.                         COMMON     803111-10-3   1,225    100,000    SH       DEFINED             x
AMR CORP                               COMMON     001765-10-6     451     88,000    SH       DEFINED             x
CORNELL COMPANIES INC.                 COMMON     219141-10-8     369     15,300    SH       DEFINED             x
CONTINENTAL AIRLINES INC.              COMMON     210795-30-8     303     30,000    SH       DEFINED             x
AMERICAN RESTAURANT GROUP INC          COMMON     029309-80-4      10      1,000    SH       DEFINED             x
UNIVERSAL CORP VA                      COMMON     913456-10-9       9        200    SH       DEFINED             x
Landamerica Finl Group, Inc.           COMMON     514936-10-3       1         37    SH       DEFINED             x



                                                               38,102  7,963,541
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